Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Salaries	S/ 526,909	S/ 565,057	S/ 538,190
Vacations, health insurance and others	72,405	47,412	45,781
Social Security And Pensions	55,408	53,840	50,244
Workers' profit sharing	52,829	90,658	81,837
Severance indemnities	41,695	41,807	39,862
Total	S/ 749,246	S/ 798,774	S/ 755,914